Description of Business, Schedule of Vessels (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Vessels
Company Name (1)	Fleet	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
Global Ship Lease 54 LLC	GSL	Liberia	CMA CGM Thalassa	11,040	2008	4Q25
Laertis Marine LLC	Poseidon	Marshall Islands	UASC Al Khor	9,115	2015	1Q22
Penelope Marine LLC	Poseidon	Marshall Islands	Maira XL	9,115	2015	2Q22
Telemachus Marine LLC	Poseidon	Marshall Islands	Anthea Y	9,115	2015	3Q23
Global Ship Lease 53 LLC	GSL	Liberia	MSC Tianjin	8,603	2005	2Q24
Global Ship Lease 52 LLC	GSL	Liberia	MSC Qingdao	8,603	2004	2Q24
Global Ship Lease 43 LLC	GSL	Liberia	GSL Ningbo	8,603	2004	1Q23
Global Ship Lease 30 Limited	—	Marshall Islands	GSL Eleni	7,847	2004	3Q24(3)
Global Ship Lease 31 Limited	—	Marshall Islands	GSL Kalliopi	7,847	2004	4Q22(3)
Global Ship Lease 32 Limited	—	Marshall Islands	GSL Grania	7,847	2004	4Q22(3)
Alexander Marine LLC	Poseidon	Marshall Islands	Mary	6,927	2013	3Q23
Hector Marine LLC	Poseidon	Marshall Islands	Kristina	6,927	2013	2Q24
Ikaros Marine LLC	Poseidon	Marshall Islands	Katherine	6,927	2013	1Q24
Philippos Marine LLC	Poseidon	Marshall Islands	Alexandra	6,927	2013	1Q24
Aristoteles Marine LLC	Poseidon	Marshall Islands	Alexis	6,882	2015	1Q24
Menelaos Marine LLC	Poseidon	Marshall Islands	Olivia I	6,882	2015	1Q24
Global Ship Lease 48 LLC	GSL	Liberia	CMA CGM Berlioz	6,621	2001	2Q21
Leonidas Marine LLC	Poseidon	Marshall Islands	Agios Dimitrios	6,572	2011	4Q23
Global Ship Lease 35 LLC	—	Liberia	GSL Nicoletta	6,840	2002	2Q21
Global Ship Lease 36 LLC	—	Liberia	GSL Christen	6,840	2002	1Q21(4)
Global Ship Lease 33 LLC	—	Liberia	GSL Vinia	6,080	2004	3Q24(5)
Global Ship Lease 34 LLC	—	Liberia	GSL Christel Elisabeth	6,080	2004	2Q24(5)
Tasman Marine LLC	Poseidon	Marshall Islands	Tasman	5,936	2000	1Q22(6)
Hudson Marine LLC	Poseidon	Marshall Islands	Dimitris Y	5,936	2000	2Q22
Drake Marine LLC	Poseidon	Marshall Islands	Ian H	5,936	2000	1Q21
Hephaestus Marine LLC	Poseidon	Marshall Islands	Dolphin II	5,095	2007	1Q22
Zeus One Marine LLC	Poseidon	Marshall Islands	Orca I	5,095	2006	1Q21(7)
Global Ship Lease 47 LLC	GSL	Liberia	GSL Château d’If	5,089	2007	4Q21
GSL Alcazar Inc.	GSL	Marshall Islands	CMA CGM Alcazar	5,089	2007	3Q21
Global Ship Lease 50 LLC	GSL	Liberia	CMA CGM Jamaica	4,298	2006	3Q22
Global Ship Lease 49 LLC	GSL	Liberia	CMA CGM Sambhar	4,045	2006	3Q22
Global Ship Lease 51 LLC	GSL	Liberia	CMA CGM America	4,045	2006	3Q22
Global Ship Lease 42 LLC	GSL	Liberia	GSL Valerie	2,824	2005	3Q21
Pericles Marine LLC	Poseidon	Marshall Islands	Athena	2,762	2003	1Q21
Aris Marine LLC	Poseidon	Marshall Islands	Maira	2,506	2000	4Q20(8)
Aphrodite Marine LLC	Poseidon	Marshall Islands	Nikolas	2,506	2000	4Q20(8)
Athena Marine LLC	Poseidon	Marshall Islands	Newyorker	2,506	2001	1Q21
Global Ship Lease 46 LLC	GSL	Liberia	La Tour	2,272	2001	2Q21
Global Ship Lease 38 LLC	GSL	Liberia	Manet	2,272	2001	4Q21
Global Ship Lease 40 LLC	GSL	Liberia	Keta	2,207	2003	3Q21
Global Ship Lease 41 LLC	GSL	Liberia	Julie	2,207	2002	2Q21
Global Ship Lease 45 LLC	GSL	Liberia	Kumasi	2,207	2002	3Q21
Global Ship Lease 44 LLC	GSL	Liberia	Marie Delmas	2,207	2002	3Q21

(1) All subsidiaries are 100% owned, either directly or indirectly;
(2) Twenty-foot Equivalent Units;

(3) GSL Eleni delivered 3Q2019 and is chartered for five years; GSL Kalliopi (delivered 4Q2019) and GSL Grania (delivered 3Q2019) are chartered for three years plus two successive periods of one year at the option of the charterer;

(4) GSL Christen is chartered for 2 – 10 months, at charterer’s option. The charter commenced in July 2020;
(5) GSL Vinia and GSL Christel Elisabeth were delivered in December 2019 and are contracted on 52 – 60 months charters;
(6) 12-month extension at charterer’s option callable in 2Q2022;
(7) 12 - 24 month charter (which commenced in June 2019), at charterer’s option; (8) Charter with MSC to November/December 2020, at which time the vessels were dry-docked.